Insurance business - (I) Life insurance sensitivity analysis (Details) £ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£)
Percentage reduction in rate | Annuitant mortality
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable	0.05
Increase (reduction) in profit before tax £m	£ 33	£ 48
Increase (reduction) in equity £m	£ 25	36
Percentage reduction in rate | Future maintenance and investment expenses
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable	0.10
Increase (reduction) in profit before tax £m	£ 29	30
Increase (reduction) in equity £m	£ 22	23
Percentage reduction in rate | Non-annuitant mortality and morbidity
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable	0.05
Increase (reduction) in profit before tax £m	£ 31	17
Increase (reduction) in equity £m	£ 24	13
Percentage reduction in rate | Lapse rates
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable	0.10
Increase (reduction) in profit before tax £m	£ 8	5
Increase (reduction) in equity £m	£ 6	4
Percentage reduction in rate | Equity
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable	0.10
Increase (reduction) in profit before tax £m	£ 64	137
Increase (reduction) in equity £m	£ 145	103
Percentage reduction in rate | Inflation
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable	0.0050
Increase (reduction) in profit before tax £m	£ (77)	(88)
Increase (reduction) in equity £m	£ (58)	(66)
Percentage increase in rate | Annuitant mortality
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable	0.05
Increase (reduction) in profit before tax £m	£ (37)	(45)
Increase (reduction) in equity £m	£ (28)	(33)
Percentage increase in rate | Future maintenance and investment expenses
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable	0.10
Increase (reduction) in profit before tax £m	£ (31)	(30)
Increase (reduction) in equity £m	£ (23)	(23)
Percentage increase in rate | Non-annuitant mortality and morbidity
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable	0.05
Increase (reduction) in profit before tax £m	£ (26)	(10)
Increase (reduction) in equity £m	£ (20)	(8)
Percentage increase in rate | Lapse rates
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable	0.10
Increase (reduction) in profit before tax £m	£ (9)	(4)
Increase (reduction) in equity £m	£ (6)	(3)
Percentage increase in rate | Equity
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable	0.10
Increase (reduction) in profit before tax £m	£ (58)	(127)
Increase (reduction) in equity £m	£ (144)	(95)
Percentage increase in rate | Inflation
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable	0.0050
Increase (reduction) in profit before tax £m	£ 84	98
Increase (reduction) in equity £m	£ 63	73
Risk free rate, including illiquidity premia | Percentage reduction in rate
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable	0.01
Increase (reduction) in profit before tax £m	£ 271	272
Increase (reduction) in equity £m	£ 157	204
Risk free rate, including illiquidity premia | Percentage increase in rate
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable	0.01
Increase (reduction) in profit before tax £m	£ (237)	(227)
Increase (reduction) in equity £m	£ (136)	(171)
Widening of credit default spreads on corporate bonds and other credit risky assets | Percentage increase in rate
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable	0.0025
Increase (reduction) in profit before tax £m	£ (186)	(174)
Increase (reduction) in equity £m	£ (140)	£ (131)